Note 5 - Credit Assets, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Jan. 31, 2026	Oct. 31, 2025	Jan. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Principal amount	$ 5,316,280	$ 5,050,239	$ 4,329,306
Accrued interest	24,915	23,418	21,675
Total credit assets, net of allowance for credit losses	5,333,279	5,066,378	4,346,748
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(7,916)	(7,279)	(4,233)
Multi-family residential loans and other [member]
Statement Line Items [Line Items]
Principal amount	922,823	1,007,232	927,978
Multi-family residential loans and other [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(1,689)	(1,848)	(2,262)	$ (2,520)
Receivable purchase program [member]
Statement Line Items [Line Items]
Principal amount	$ 4,393,457	$ 4,043,007	$ 3,401,328